ACCOUNTS RECEIVABLE (Schedule of Allowance for Doubtful Accounts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS RECEIVABLE [Abstract]
Beginning balance	$ 1,336,177	$ 1,277,091
Provision/(Reverse) for doubtful accounts	538,153	59,086
Ending balance	$ 1,874,330	$ 1,336,177